SEGMENT REPORTING (Summary of Information by Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012 item
Segment Reporting Information [Line Items]
Number of reportable segment	1	2	2
Revenues from external customers	$ 255,750	$ 256,915	$ 263,622
Operating income (loss)	(2,217)	(6,119)	(7,768)
Financial income (expenses), net	(688)	26	925
Income (loss) before taxes on income	(2,905)	(6,093)	(6,843)
Segment goodwill	25,285	20,976	25,219
Segment identifiable assets	306,834	305,477	293,879
PAD [Member]
Segment Reporting Information [Line Items]
Number of reportable segment	5
Revenues from external customers	255,750	232,129	241,225
Operating income (loss)	(2,217)	1,681	2,666
Financial income (expenses), net	(688)	221	1,113
Income (loss) before taxes on income	(2,905)	1,902	3,779
Segment goodwill	25,285	20,976	20,541
Segment identifiable assets	281,549	284,501	274,363
EBU [Member]
Segment Reporting Information [Line Items]
Revenues from external customers		24,786	22,397
Operating income (loss)		(7,800)	(10,434)
Financial income (expenses), net		(195)	(188)
Income (loss) before taxes on income		(7,995)	(10,622)
Segment goodwill			4,678
Segment identifiable assets			$ 19,516